Financial Risk Management - Disclosure of Outstanding Derivatives (Parenthetical) (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Outstanding Derivatives [Line Items]
Other current liabilities	kr 46,193	kr 37,921
Currency Derivatives [member] | Cash flow hedges [member]
Outstanding Derivatives [Line Items]
Other current assets	566	9
Other current liabilities	kr 1,472	kr 510